Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IronBridge Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IronBridge Global Fund (“Global Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 55 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	A service fee of $15 may be imposed for shares redeemed by wire.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares in:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Fund seeks to achieve its investment objective by investing primarily in equity securities of companies traded in developed markets throughout the world, including the United States.  Under normal market conditions, the Global Fund will be diversified among a number of countries (at least three) and will invest at least 40% of its total assets in foreign securities.  The Global Fund also intends to invest its portfolio in approximately the same proportions as the Global Fund’s benchmark index, and doing so may at times cause the Global Fund to invest less than 40% of its total assets in foreign securities at times when foreign securities represent approximately 40% or less of the Global Fund’s benchmark.  The Global Fund invests primarily in the equity securities of companies principally traded in the regions that are included in the Morgan Stanley Capital World Index Net (“MSCI World Index Net”).  The Global Fund may invest in companies across all market capitalizations, but the Global Fund will primarily invest in companies with market capitalizations in excess of US$ 2 billion, determined at the time of investment.  Additionally, the Global Fund may invest up to 10% of its total assets (calculated at the time of purchase) in securities of companies principally traded in emerging market countries.  The Global Fund may also invest in American Depositary Receipts and/or Global Depositary Receipts.

The Adviser actively manages the Global Fund by choosing companies for investment that the Adviser believes have the potential to exceed economic performance levels on which market valuations are premised.  In constructing a portfolio of investments for the Global Fund, the Adviser selects equity securities using an economic return framework, a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company’s value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Global Fund invests in primarily growth and value-style equity securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market Risk.  The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  For several years following such events, financial markets continued to experience higher than usual volatility and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Foreign Securities Risk.  Foreign investments may be less liquid, subject to currency-rate fluctuations, be in areas with political and economic instability and be subject to less strict regulation of the securities markets.

Emerging Markets Risk. The risks of foreign investments typically are greater in emerging markets.

Currency Risk. Investments in foreign securities denominated and traded in foreign currencies may be subject to unfavorable fluctuations in foreign currency exchange rates.

Region Risk. Changes affecting a particular global region where the Global Fund has invested may have a significant impact on the value of the Global Fund’s overall value.

Global Sector Risk. Changes affecting a particular sector of the world economy in which the Global Fund has invested may have a significant impact on the value of the Global Fund’s overall portfolio.

American Depositary Receipt (ADR) / Global Depositary Receipt (GDR) Risk.  ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value for many of the same reasons outlined above.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Global Fund’s securities at a time or at a price that would benefit the Fund.

Equity Securities Risk.  Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk.  There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.

Loss of Money Risk.  Loss of money is a risk of investing in the Global Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Global Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show how the Global Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Global Focus Fund (the “Predecessor Global Fund”), the predecessor of the Global Fund) has performed in the past and provides some indication of the risks of investing in the Global Fund.  The table shows how the performance of the Global Fund (and Predecessor Global Fund) has varied from year to year as compared with the performance of the MSCI World Index Net, a securities index that measures the equity market performance of developed markets.  Keep in mind that past performance (before and after taxes) may not indicate how well the Global Fund will perform in the future.  Updated performance information can be found on our Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Global Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Global Focus Fund (the "Predecessor Global Fund"), the predecessor of the Global Fund) has performed in the past and provides some indication of the risks of investing in the Global Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-861-7714
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironbridgefunds.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Global Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Annual Total Returns for Global Fund (or Predecessor Global Fund) for the years ended December 311
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
1	For the nine-month period ended September 30, 2014, the Global Fund had a return of 1.42%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown above, the highest return for either the Global Fund or the Predecessor Global Fund for a calendar quarter was 12.92% (quarter ended September 30, 2010) and the lowest return for a calendar quarter for either was (17.35)% (quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.35%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your Global Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.  After-tax returns are not relevant if you hold your Global Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2013)
MSCI World Index Net
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index Net
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2009
IronBridge Global Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	$ 15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,920
Annual Return 2010	rr_AnnualReturn2010	13.85%
Annual Return 2011	rr_AnnualReturn2011	(7.32%)
Annual Return 2012	rr_AnnualReturn2012	14.13%
Annual Return 2013	rr_AnnualReturn2013	25.96%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2009
IronBridge Global Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
IronBridge Global Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.09%

[1]	A service fee of $15 may be imposed for shares redeemed by wire.
[2]	IronBridge Capital Management, L.P. (the "Adviser") has contractually agreed to reduce its compensation due from and/or assume expenses of the Global Fund to the extent necessary to ensure that the Global Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Global Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2015, with successive renewal terms of one year thereafter unless terminated by IronBridge Funds, Inc. (the "Company") or the Adviser prior to any such renewal. Prior to November 1, 2015, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Global Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.